Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000087861
Account Value [Line Items]
Line Graph and Table Measure Name			Global X Silver Miners ETF
Accumulated Value		$ 10,000		$ 19,577	$ 15,931	$ 11,566	$ 15,393	$ 21,765	$ 20,366	$ 13,274	$ 12,860	$ 20,768	$ 36,546
C000087858
Account Value [Line Items]
Line Graph and Table Measure Name			Global X Copper Miners ETF
Accumulated Value		10,000		11,895	17,411	13,382	12,511	15,445	27,307	21,743	25,454	34,419	49,352
C000093019
Account Value [Line Items]
Line Graph and Table Measure Name			Global X Gold Explorers ETF
Accumulated Value		10,000		19,585	16,920	14,578	20,031	26,847	24,870	17,175	19,105	29,638	57,866
C000090393
Account Value [Line Items]
Line Graph and Table Measure Name			Global X Uranium ETF
Accumulated Value		10,000		8,247	8,721	9,051	8,289	8,432	21,141	16,890	22,103	27,215	50,300
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]		MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[8]		MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
Solactive Global Silver Miners Total Return Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Solactive Global Silver Miners Total Return Index (USD) (NR)
Accumulated Value		10,000		19,709	16,127	11,818	15,822	22,408	21,162	13,525	13,172	21,407	38,021
Solactive Global Copper Miners Total Return Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Solactive Global Copper Miners Total Return Index (USD) (NR)
Accumulated Value		10,000		12,021	17,767	13,738	12,882	16,023	28,501	22,769	26,792	36,481	52,653
Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[9]		Solactive Global Gold Explorers & Developers Total Return Index (USD) (NR)
Accumulated Value		10,000		19,726	17,131	14,863	20,530	27,665	25,783	17,868	20,003	31,271	61,808
Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[10]		Solactive Global Uranium & Nuclear Components Total Return Index (USD) (NR)
Accumulated Value		$ 10,000		$ 8,358	$ 8,733	$ 9,329	$ 8,611	$ 8,728	$ 22,138	$ 17,796	$ 23,400	$ 28,999	$ 53,921

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	Performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017 and the Solactive Global Gold Explorers & Developers Total Return Index thereafter.
[10]	Performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018 and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter.